INVENTORY (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Inventory
	June 30, 2023	December 31, 2022
Process material stockpiles	$2,263	$2,788
Concentrate inventory	4,193	1,617
Materials and supplies	2,287	1,855
	$8,743	$6,260